UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Guzman
Title:    Managing Director / Counsel
Phone:    (212) 909-2864

Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            05/11/06
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $395,682
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        028-11626                Indus Partners, LLC
----      ----------------------   ------------------------------

                                                     FORM 13F INFORMATION TABLE
       COLUMN 1               COLUMN 2         COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8

                                                            VALUE             PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP       (x$1000)    SHARES CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
AMERICA MOVIL SA DE CV   SPNSR ADR - CLASS L   02364W105   15,760    460,000  PUT      SHARED         1       0    460,000     0
BAXTER INTL INC.         COMMON                071813109   55,688  1,434,900  CALL     SHARED         1       0  1,434,900     0
BAXTER INTL INC.         COMMON                071813109   71,985  1,854,800           SHARED         1       0  1,854,800     0
CEMEX SA                 SPNSR ADR - ORD       151290889   19,845    304,000   PUT     SHARED         1       0    304,000     0
CHEVRON CORP             COMMON                166764100   11,380    196,300           SHARED         1       0    196,300     0
KERR-MCGEE CORP (KMG)    COMMON                492386107   42,317    443,200           SHARED         1       0    443,200     0
RETAIL HOLDERS TR        DEP RCPT              76127U101   83,382    846,000   PUT     SHARED         1       0    846,000     0
SINA CORP                ORDINARY              G81477104   26,181    938,400           SHARED         1       0    938,400     0
STREETTRACKS GOLD TR     GOLD SHS              863307104   10,417    179,300           SHARED         1       0    179,300     0
TALISMAN ENERGY(TLM)     COMMON                87425E103   58,727  1,104,300           SHARED         1       0  1,104,300     0

SK 03363 0001 669077